REVENUE AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
REVENUE AND SEGMENT INFORMATION
REVENUE AND SEGMENT INFORMATION	4. REVENUE AND SEGMENT INFORMATION